EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2018
Employee benefits [Abstract]
Disclosure of employee benefits [text block]

18

EMPLOYEE BENEFITS

ACCOUNTING POLICIES

Cash-settled share-based payments (“Long-Term Incentive” or “LTI”)

Cash-settled share-based payments are measured at fair value and remeasured at each reporting date to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment in profit or loss. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

Post-retirement medical benefit

The Group's net obligation in respect of long term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine the present value. Remeasurements are recognised in profit or loss in the period in which they arise.

Amounts in R million	Note	2018	2017

Non-current employee benefits		40.6	39.0
Liability for long term incentive scheme	18.1	31.9	30.7
Liability for post-retirement medical benefits*		8.7	8.3

Current employee benefits		13.2	-
Liability for long term incentive scheme	18.1	13.2	-

		53.8	39.0
* Unfunded medical aid benefit plan

18.1 LIABILITY FOR LONG TERM INCENTIVE SCHEME

Terms of the November 2015 grant made under the DRDGOLD Group's amended long term incentive scheme are:

• The scheme has a finite term of 5 years and thus no top-up awards are made when the shares vest;

• The phantom shares are issued at an exercise price of nil and will vest in 3 tranches: 20%, 30% and 50% on the 3rd, 4th and 5th anniversaries respectively, subject to individual service and performance conditions being met; and

• The phantom shares will be settled at the 7 day volume weighted average price ("VWAP") of the DRDGOLD share.

Amounts in R million		Note	2018	2017

Movement in the total liability
Opening balance			30.7	30.3
Increase in long-term incentive liability		5.3	17.2	10.0
Vested and paid			(2.8)	(9.6)

Total liability for long-term incentive scheme			45.1	30.7

The total liability for long-term incentive scheme is expected to be settled as follows:			45.1	30.7
Within 12 months after reporting date			13.2	-
After 12 months after reporting date			31.9	30.7

Reconciliation of outstanding phantom shares	2018		2017
		Weighted		Weighted
		average		average
	Shares	price	Shares	price
	Number	R per share	Number	R per share

Opening balance	21 144 534		23 169 191
Vested and paid	(955 067)	2.93	(1 502 747)	6.39
Forfeited/lapsed	-		(521 910)
Closing balance	20 189 467		21 144 534

Ageing of outstanding phantom shares:	30 June 2019	30 June 2020	30 June 2021	Total
Granted November 2015	4 037 893	6 056 840	10 094 734	20 189 467

18 EMPLOYEE BENEFITS continued

18.1 LIABILITY FOR LONG TERM INCENTIVE SCHEME continued

Fair value

The fair value of the liability for the long-term incentive scheme is mostly influenced by the DRDGOLD Limited share price. Other inputs influencing the fair value are the forward dividend yield and estimates of staff retention and performance conditions. The inputs most significantly influencing the measurement of the fair values are as follows:

	2018	2017	Grant date

7 day VWAP of the DRDGOLD Limited share	3.71	4.23	2.26
Annualised forward dividend yield	1.8%	0.7%	4.3%

18.2 TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL

Interests in contracts

None of the directors, officers or major shareholders of DRDGOLD or, to the knowledge of DRDGOLD’s management, their families, had any interest, direct or indirect, in any transaction during the year ended June 30, 2018 or the preceding financial years, or in any proposed transaction which has affected or will materially affect DRDGOLD or its subsidiaries. None of the directors or officers of DRDGOLD or any associate of such director or officer is currently or has been at any time during the past financial year materially indebted to DRDGOLD.

Key management personnel remuneration

Amounts in R million	Note	2018	2017	2016

- Board fees paid		5.6	5.0	3.7
- Salaries paid		53.6	52.9	51.5
- Short term incentives relating to this cycle		22.5	-	33.8
- Long term incentives paid during this cycle	18.1	2.8	9.6	3.9
- Pre-tax gain on share option exercised		-	-	1.7
		84.5	67.5	94.6